Stockholders' Equity	12 Months Ended
Sep. 30, 2013
Stockholders' Equity
Stockholders' Equity

16.    Stockholders' Equity

        In connection with the Merger, each of the outstanding shares of NBTY common stock was converted into the right to receive cash consideration of $55.00 per share (see Note 3 for further information). As of October 1, 2010, Holdings owns 100% of NBTY's issued and outstanding common stock.

        During December 2010, Holdings made an additional capital contribution of $400.

        The opening accumulated deficit of Merger Sub consists of acquisition related expenses incurred prior to October 1, 2010.